(36) CONDENSED UNCONSOLIDATED FINANCIAL INFORMATION (Details 5) - Unconsolidated [member] - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Dividend	R$ 325,469	R$ 170,461
Interest on capital	376,261	34,344
Total	701,731	204,807
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Dividend	92,596	49,798
Interest on capital	110,214	0
Total	202,810	49,798
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Dividend	6,226	0
Interest on capital	31,708	0
Total	37,934	0
Companhia Luz e Forca Santa Cruz [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Dividend	0	24,918
Interest on capital	19,160	13,960
Total	19,160	38,878
Rio Grande Energia S.A. [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Dividend	0	50,319
Interest on capital	0	0
Total	0	50,319
RGE Sul Distribuidora de Energia S.A. ("RGE") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Dividend	26,795	0
Interest on capital	94,312	0
Total	121,107	0
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Dividend	71,099	0
Interest on capital	102,436	0
Total	173,535	0
CPFL Centrais Geradoras ("CPFL Centrais Geradoras") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Dividend	815	17
Interest on capital	0	0
Total	815	17
CPFL Jaguari de Geracao de Energia Ltda ("CPFL Jaguari Geracao") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Dividend	3,398	0
Interest on capital	0	0
Total	3,398	0
CPFL Comercializacao Brasil S.A. ("CPFL Brasil") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Dividend	111,083	20,748
Interest on capital	2,451	2,361
Total	113,534	23,109
CPFL Planalto Ltda. ("CPFL Planalto") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Dividend	0	888
Interest on capital	0	0
Total	0	888
CPFL Atende Centro de Contatos e Atendimento Ltda. ("CPFL Atende") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Dividend	0	1,003
Interest on capital	876	620
Total	876	1,623
NECT Servicos Administrativos Ltda ("Nect") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Dividend	0	4,348
Interest on capital	0	0
Total	0	4,348
CPFL Telecom S.A ("CPFL Telecom") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Dividend	1,111	0
Interest on capital	0	0
Total	1,111	0
CPFL Eficiencia Energetica S.A ("CPFL Eficiência") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Dividend	12,195	12,195
Interest on capital	15,104	17,404
Total	27,299	29,599
TI Nect Servicos de Informatica Ltda. ("Authi") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Dividend	151	6,228
Interest on capital	0	0
Total	R$ 151	R$ 6,228